CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 1,011	$ (76,479)		$ (47,478)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	12,203	13,498		15,645
Share-based compensation expense	$ 1,625	3,345		3,822
Impairment of long-lived assets		2,367		$ 2,559
Impairment of goodwill		14,765	[1]
Other than temporary impairment and loss from sale of marketable securities	$ 330	3,471		$ 2,108
Accrued severance pay and pensions, net	$ (1,188)	$ (787)		1,422
Accrued interest and amortization of premium on marketable securities				(40)
Decrease (increase) in trade receivables, net	$ 39,545	$ (33,876)		15,505
Decrease in other accounts receivable and prepaid expenses	626	11,283		2,767
Decrease in inventories	10,240	1,792		401
Increase (decrease) in trade payables	(30,361)	25,155		(24,067)
Increase (decrease) in deferred revenues	(8,766)	9,699		(8,751)
Decrease in deferred tax asset, net	1,975	9,788		3,572
Increase (decrease) in other accounts payable and accrued expenses (including other long term liabilities)	(11,119)	(16,300)		3,023
Net cash provided by (used in) operating activities	16,121	(32,279)		(29,512)
Cash flows from investing activities:
Purchase of property and equipment	(5,266)	(12,691)		(16,423)
Investment in short-term bank deposits	(19)	(36)		(679)
Proceeds from maturities of short-term bank deposits	$ 432	$ 69		635
Investment in marketable securities				(7,867)
Proceeds from sale of marketable securities	$ 122	$ 5,161		513
Net cash used in investing activities	(4,731)	(7,497)		(23,821)
Cash flows from financing activities:
Proceeds and loans from financial institutions	4,200	22,691		23,690
Repayment of bank loan	(20,182)	(29,012)		(10,234)
Proceeds from issuance of shares, net		$ 45,149		34,959
Proceeds from exercise of options	138			1,145
Net cash provided by (used in) financing activities	(15,844)	$ 38,828		49,560
Effect of exchange rate changes on cash	(651)	(36)		(919)
Decrease in cash and cash equivalents	(5,105)	(984)		(4,692)
Cash and cash equivalents at the beginning of the year	41,423	42,407		47,099
Cash and cash equivalents at the end of the year	36,318	41,423		42,407
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	1,509	2,572		1,778
Cash paid during the year for interest	$ 2,820	$ 3,541		$ 2,597

[1]	During the fourth quarter of 2014, the Company determined that sufficient indicators of potential impairment existed to require additional goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses (see also note 2l), the Company recorded complete goodwill impairment charge in 2014, in the amount of $ 14,765.